Deferred tax credits	12 Months Ended
Dec. 31, 2025
Deferred tax credits
Deferred tax credits	Note 14.Deferred tax credits Most of our deferred tax credits balance relates to Swiss withholding tax charged on financial interest that is recoverable after the end of each tax year.